SCHEDULE OF INTANGIBLE ASSET (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Purchased software	$ 3,875,256	$ 3,905,228	$ 3,759,021
Less: accumulated amortization	(2,275,323)	(1,826,181)	(923,904)
Purchased software, net	$ 1,599,933	$ 2,079,047	$ 2,835,117